CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Common Shares	Common Shares Amount	Contributed Surplus	Stock Options	Accumulated Deficit
Balance			$ 378,009,884	$ 20,625,372	$ 20,721,850	$ (251,416,280)
Balance (in shares)		99,395,048
Net loss for the period	$ (2,760,358)
Net loss for the period						(2,760,358)
Stock option compensation (Note 9)					31,043
Balance at Mar. 31, 2019			378,009,884	20,625,372	20,752,893	(254,176,638)
Balance (in shares) at Mar. 31, 2019		99,395,048
Balance at Dec. 31, 2019	79,284,734		302,469,647	20,625,372	20,752,893	(264,563,178)
Balance (in shares) at Dec. 31, 2019		99,395,048
Net loss for the period	(1,481,972)					(1,481,972)
Balance at Mar. 31, 2020			$ 302,469,647	$ 20,625,372	$ 20,752,893	$ (266,045,150)
Balance at Mar. 31, 2020	$ 77,802,762
Balance (in shares)		99,395,048